Operating Segment and Revenue Information - Transaction Price Allocated to the Remaining Performance Obligations (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Apr. 01, 2018
Operating Segments [Abstract]
Changes during the period	¥ 3,058
As of end of period	7,920
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	7,920	¥ 4,862
Within a year
Operating Segments [Abstract]
As of end of period	4,200
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	4,200
After a year but before 5 years
Operating Segments [Abstract]
As of end of period	1,015
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	1,015
After 5 years
Operating Segments [Abstract]
As of end of period	2,705
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	¥ 2,705